Capital Management and Solvency - Additional Information (Detail) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of capital management and solvency [line items]
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage	100.00%
Percentage of higher capital requirement in SCR	50.00%
Capital requirements on a solo-level, Solvency II ratio	100.00%
Proportions Group Solvency Two Ratio	193.00%	208.00%
Cash capital maintained	€ 1,600	€ 2,400
Gross Financial Leverage	5,064	€ 5,621
Proceeds from transaction with a s r announcement	2,200
Reduction in the gross financial leverage as per estimate	500
Common shares [member]
Disclosure of capital management and solvency [line items]
Proceeds from stock repurchased during the period value	€ 750
Total number of shares repurchase program	1,500
United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	432.00%	425.00%
United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	187.00%	169.00%
Statutory Capital Reserve For Solvency Two Units [Member]
Disclosure of capital management and solvency [line items]
Percentage of higher capital requirement in SCR	120.00%
Operating level capital percentage	400.00%
RBC Cal [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage	150.00%
Capital funding [member] | EUR 500 Million Senior Unsecured Notes [member]
Disclosure of capital management and solvency [line items]
Face amount of debt instrument redeemed during the period	€ 500
Top of range [member]
Disclosure of capital management and solvency [line items]
Cash capital maintained	1,500
Gross Financial Leverage	5,000
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Gross Financial Leverage	€ 500
Bottom of range [member] | United States [member]
Disclosure of capital management and solvency [line items]
Risk based capital ratio	400.00%
Bottom of range [member] | United Kingdom [member]
Disclosure of capital management and solvency [line items]
Equitable solvency two ratio	150.00%